Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

Bank	Grant date	Nominal amount	Capital outstanding as of December 31		Maturity date	Annual interest rate
			2018	2017
		(In millions)	(In millions)	(In millions)
IFC Tranche A (1)	Dec-16	US$25.00	US$22.70	US$24.67	Sep-21	4.3% per annum
IFC Tranche B (1)	Dec-16	US$25.00	US$21.40	US$24.93	Sep-23	4% plus LIBOR
Rabobank (2)	Jun-18	US$50.00	US$50.00	—	Jun-24	3% plus LIBOR

(1) Collateralized by a US$ 113 million mortgage over Carmen farm, which is property of Adeco Agropecuaria S.A.

(2) Collateralized by the pledged of the shares of Dinaluca S.A., Compañía Agroforestal S.M.S.A. y Bañado del Salado S.A.
The main loans of the Group’s Brazilian Subsidiaries are:

Bank	Grant date	Nominal amount		Capital outstanding as of December 31				Maturity date	Annual interest rate
				2018			2017
		(In millions)		Millions of Reais		Millions of equivalent Dollars	Millions of equivalent Dollars
Banco Do Brasil (1)	October 2012	R$	130.0	R$	72.7	18.8	27.6	November 2022	2.94% minus 15% of performance bonus
Itau BBA FINAME Loan (2)	December 2012	R$	45.9	R$	12.1	3.1	7.6	December 2022	2.50%
Banco do Brasil / Itaú BBA Finem Loan (3)	September 2013	R$	273.0	R$	147.1	38.0	53.4	January 2023	6.83%
BNDES Finem Loan (4)	November 2013	R$	215.0	R$	110.8	28.6	41.4	January 2023	3.75%
Tokyo-Mitsubishi (5)	August 2016	US$	30.0		—	8.6	30.0	August 2019	6.35%
ING Bank N.V. (6)	October 2018	US$	75.0		-	75.0	—	October 2023	6.33%

(1)	Collateralized by (i) a first degree mortgage of the Carmen (Santa Agua) farm; (ii) a first degree mortgage of the Sapálio farm; and (iii) liens over the Ivinhema mill and equipment.

(2)	Collateralized by (i) a first degree mortgage of the Carmen (Santa Agua) farm; (ii) a first degree mortgage of the Sapálio farm; and (iii) liens over the Ivinhema mill and equipment.

(3)
Collateralized by (i) a first degree mortgage of the Carmen (Santa Agua) farm; (ii) a first degree mortgage of the Sapálio farm; (iii) liens over the Ivinhema mill and equipment; and (iv) long term power purchase agreements (PPA).

(4)	Collateralized by (i) liens over the Ivinhema mill and equipment; and (ii) power sales contracts.

(5)	Collateralized by sales contracts.

(6)	Collateralized by sales contracts.
The maturity of the Group's borrowings (excluding obligations under finance leases) and the Group's exposure to fixed and variable interest rates is as follows:

	2018	2017
Fixed rate:
Less than 1 year	105,708	132,998
Between 1 and 2 years	16,287	35,762
Between 2 and 3 years	25,704	20,097
Between 3 and 4 years	43,507	20,130
Between 4 and 5 years	26,415	16,310
More than 5 years	505,456	495,754
	723,077	721,051
Variable rate:
Less than 1 year	37,724	21,833
Between 1 and 2 years	17,278	22,871
Between 2 and 3 years	29,861	17,945
Between 3 and 4 years	22,886	18,215
Between 4 and 5 years	18,251	11,164
More than 5 years	12,444	4,774
	138,444	96,802
	861,521	817,853

	2018	2017
Non-current
Senior Notes	496,118	495,707
Bank borrowings	221,971	167,315
Obligations under finance leases	395	38
	718,484	663,060
Current
Senior Notes	8,250	8,250
Bank overdrafts	2,320	6,214
Bank borrowings	132,862	140,367
Obligations under finance leases	200	67
	143,632	154,898
Total borrowings	862,116	817,958
The breakdown of the Group´s borrowing by currency is included in Note 2 - Interest rate risk.

Evolution of the Group's borrowings as December 31, 2018 and 2017 is as follow:

	2018	2017
Amount at the beginning of the year	817,958	635,396
Issuance of senior notes	—	495,678
Proceeds from long term borrowings	45,536	232,433
Payments of long term borrowings	(124,349)	(602,700)
Proceeds from short term borrowings	318,108	106,730
Payments of short term borrowings	(190,630)	(64,787)
Payments of interest (1).	(47,401)	(39,118)
Accrued interest	61,186	51,005
Exchange differences, inflation and translation, net	(19,506)	(4,588)
Others	1,214	7,909
Amount at the end of the year	862,116	817,958

(1): Excludes payment of interest related to trade and other payables.